Trade Receivables (Details 2) - CAD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		$ 43,207	$ 194,450	$ 103,300
Less: Allowance for credit losses		(8,948)	(58,488)	(21,210)
Expected recoverable amount of impaired trade receivables		34,259	135,962	$ 92,595
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		30,337	156,243
Less: Allowance for credit losses		(8,948)	(58,488)
Expected recoverable amount of impaired trade receivables	[1]	21,389	97,755
Financial assets impaired | Below 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0	7,690
Financial assets impaired | Between 31 and 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0	489
Financial assets impaired | Between 61 and 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0	745
Financial assets impaired | Between 91 and 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		0	131,946
Financial assets impaired | Over 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, gross amount		$ 30,337	$ 15,373

[1]	The recoverable amount of impaired trade receivables is covered by credit insurance, bank guarantees and/or other credit enhancements and, therefore, management of the Group believes this entire net amount to be collectible in the ordinary course of business.